QUARTERLY FINANCIAL DATA - Consolidated Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 03, 2020	Jun. 02, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 632,694		$ 840,913	$ 907,530	$ 698,386				$ 85,688
Restricted cash and cash equivalents – current	0		4,365	10,952	8,896				0
Accounts receivable, net			0	249	424				658
Prepaid in-kind services	18,548		46,271	63,358	60,000				0
Prepaid expenses and other current assets	9,776		5,368	3,716	4,593				4,535
Total current assets	663,285		896,917	985,805	772,299				90,881
Restricted cash and cash equivalents – non-current	0		4,000	4,000	0				4,144
Long-term deposits	16,670		17,687	17,453	10,478				13,276
Property, plant and equipment, net	166,367		71,401	63,451	62,049				53,378
Intangible assets, net	50,000		50,050	62,466	62,481				62,513
Goodwill	5,238		5,238	5,238	5,238				5,238
Prepaid in-kind services and other assets				19	14,759
Total assets	965,199		1,053,713	1,138,432	927,304				229,430
Current liabilities
Accounts payable	58,064		29,364	10,277	7,575				5,113
Accrued expenses and other current liabilities	26,725		18,809	22,894	14,263				11,425
Customer deposits				6,913	4,982
Term note, current	0		4,100	4,100	4,100				0
Total current liabilities	84,789		52,273	44,184	30,920				16,538
Term note - non-current			0	0	0				4,100
Finance lease liabilities	13,491		13,956	14,237	14,506
Other long-term liabilities			0		0				12,212
Warrant liability				13,110	50,855
Deferred tax liabilities, net	10		8	1,076	1,074				1,072
Total liabilities	107,185		73,572	72,607	97,355				33,922
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of June 30, 2021 and December 31, 2020	0		0	0	0				0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 397,077,561 and 391,041,347 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	40		39	39	36				27
Additional paid-in capital	1,668,362		1,540,037	1,483,724	1,168,147				383,961
Accumulated deficit	(823,629)		(560,174)	(417,938)	(338,234)				(188,480)
Total stockholders' equity	844,777	$ 912,283	980,141	1,065,825	829,947			$ 193,526	195,508	$ 186,240	$ 41,856
Total liabilities and stockholders' equity	$ 965,199		$ 1,053,713	$ 1,138,432	$ 927,304				$ 229,430
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000		150,000,000	150,000,000	150,000,000	150,000,000			150,000,000
Preferred stock, shares issued (in shares)	0		0	0	0				0
Preferred stock, shares outstanding (in shares)	0		0	0	0				0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	600,000,000		600,000,000	600,000,000	600,000,000	600,000,000			600,000,000
Common stock, shares issued (in shares)	397,077,561		391,041,347	384,083,110	360,910,639				270,826,092
Common stock, shares outstanding (in shares)	397,077,561		391,041,347	384,083,110	360,910,639	360,904,478	151,831,441		270,826,092
As Previously Reported
Current assets
Cash and cash equivalents				$ 907,530	$ 698,386
Restricted cash and cash equivalents – current				10,952	8,896
Accounts receivable, net				249	424
Prepaid in-kind services				63,358	60,000
Prepaid expenses and other current assets				3,716	4,593
Total current assets				985,805	772,299
Restricted cash and cash equivalents – non-current				4,000	0
Long-term deposits				17,453	10,478
Property, plant and equipment, net				63,451	62,049
Intangible assets, net				62,466	62,481
Goodwill				5,238	5,238
Prepaid in-kind services and other assets				19	14,759
Total assets				1,138,432	927,304
Current liabilities
Accounts payable				10,277	7,575
Accrued expenses and other current liabilities				22,894	14,263
Customer deposits				6,913	4,982
Term note, current				4,100	4,100
Total current liabilities				44,184	30,920
Term note - non-current				0	0
Finance lease liabilities				14,237	14,506
Other long-term liabilities					0
Warrant liability				0	0
Deferred tax liabilities, net				1,076	1,074
Total liabilities			$ 66,237	59,497	46,500
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of June 30, 2021 and December 31, 2020				0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 397,077,561 and 391,041,347 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively				39	36
Additional paid-in capital			1,560,820	1,505,422	1,189,845
Accumulated deficit			(573,622)	(426,526)	(309,077)
Total stockholders' equity			987,476	1,078,935	880,804			$ (221,138)	$ (188,479)		$ (31,206)
Total liabilities and stockholders' equity			1,053,713	1,138,432	927,304
Adjustments
Current assets
Cash and cash equivalents				0	0
Restricted cash and cash equivalents – current				0	0
Accounts receivable, net				0	0
Prepaid in-kind services				0	0
Prepaid expenses and other current assets				0	0
Total current assets				0	0
Restricted cash and cash equivalents – non-current				0	0
Long-term deposits				0	0
Property, plant and equipment, net				0	0
Intangible assets, net				0	0
Goodwill				0	0
Prepaid in-kind services and other assets				0	0
Total assets				0	0
Current liabilities
Accounts payable				0	0
Accrued expenses and other current liabilities				0	0
Customer deposits				0	0
Term note, current				0	0
Total current liabilities				0	0
Term note - non-current				0	0
Finance lease liabilities				0	0
Other long-term liabilities					0
Warrant liability				13,110	50,855
Deferred tax liabilities, net				0	0
Total liabilities			7,335	13,110	50,855
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of June 30, 2021 and December 31, 2020				0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 397,077,561 and 391,041,347 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively				0	0
Additional paid-in capital			(20,783)	(21,698)	(21,698)
Accumulated deficit			13,448	8,588	(29,157)
Total stockholders' equity			(7,335)	(13,110)	(50,855)
Total liabilities and stockholders' equity			$ 0	$ 0	$ 0